CONCENTRATIONS (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2015 PKR	Dec. 31, 2014 PKR	Dec. 31, 2013 PKR
Unusual Risk or Uncertainty [Line Items]
Concentration Risk, Percentage			3.00%	5.00%
Subsidiary in Pakistan [Member]
Unusual Risk or Uncertainty [Line Items]
Fair Value, Concentration of Risk, Cash and Cash Equivalents	$ 898,556		$ 562,823	$ 440,309	PKR 91,203,453	PKR 56,507,436	PKR 46,232,463
Intercompany Receivables	$ 2,621,305		2,681,937	2,552,280
Concentration Risk, Percentage	4.00%	4.00%
Net Assets	$ 1,132,395		$ 796,609	$ 114,997